Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	50,719,827	44,845,541
Common stock, shares outstanding	50,719,827	44,845,541